RELATED PARTY TRANSACTIONS - Finance Income (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Total	Rp 368	Rp 475	Rp 362
% of total finance income	34.69%	54.10%	64.88%
State-owned banks
Transactions with related parties
Total	Rp 312	Rp 459	Rp 348
% of total finance income	29.41%	52.28%	62.37%
Government agencies
Transactions with related parties
Total	Rp 56	Rp 16	Rp 14
% of total finance income	5.28%	1.82%	2.51%